Future Impact of Recently Issued Accounting Standards Not Yet in Effect - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset at the adoption date	At the adoption date, the Company estimates it will recognize a right-of-use asset in the range of 0.75%-1.00% of total assets at December 31, 2018 and a corresponding amount of lease liability for all its lease arrangements in the consolidated financial statement.
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of right-of-use asset	0.75%
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of right-of-use asset	1.00%